FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,491,000	$ 2,013,000
Lease liability	442
Contractual Cash Flows
Statement [Line Items]
Accounts payable and accrued liabilities	4,491
Lease liability	515
Less Than 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	4,491
Lease liability	165
1 - 3 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	350
4 - 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	0
After 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	$ 0